Quarterly Holdings Report
for

Fidelity® Variable Insurance Products:

Asset Manager Portfolio

September 30, 2019

VIPAM-QTLY-1119
1.808793.115

Schedule of Investments September 30, 2019 (Unaudited)

Showing Percentage of Net Assets

U.S. Treasury Obligations - 0.3%
	Principal Amount	Value
United States Treasury, yield at date of purchase 1.82% to 2.09% 10/17/19 to 12/26/19 (a)
(Cost $2,682,690)	2,690,000	2,683,355
	Shares	Value

Fixed-Income Funds - 40.6%
Fidelity Emerging Markets Debt Central Fund (b)	1,106,373	$10,311,398
Fidelity Floating Rate Central Fund (b)	51,059	5,176,319
Fidelity High Income Central Fund (b)	94,870	10,550,462
Fidelity Inflation-Protected Bond Index Central Fund (b)	467,409	48,101,025
Fidelity International Credit Central Fund (b)	103,690	10,812,744
Fidelity VIP Investment Grade Central Fund (b)	3,001,449	326,827,735
iShares 20+ Year Treasury Bond ETF	125,382	17,939,657
TOTAL FIXED-INCOME FUNDS
(Cost $408,085,499)		429,719,340

Money Market Funds - 5.9%
Fidelity Cash Central Fund 1.96% (c)	23,990,161	23,994,959
Fidelity Money Market Central Fund 2.14% (c)	26,873,849	26,873,849
Fidelity Securities Lending Cash Central Fund 1.96% (c)(d)	11,358,289	11,359,425
TOTAL MONEY MARKET FUNDS
(Cost $62,228,180)		62,228,233

Equity Funds - 54.3%
Domestic Equity Funds - 38.6%
Fidelity Commodity Strategy Central Fund (b)	1,192,459	5,628,407
Fidelity Communication Services Central Fund (b)	149,496	30,760,302
Fidelity Consumer Discretionary Central Fund (b)	107,287	36,915,143
Fidelity Consumer Staples Central Fund (b)	117,301	24,077,114
Fidelity Energy Central Fund (b)	155,232	15,057,544
Fidelity Financials Central Fund (b)	643,906	66,805,229
Fidelity Health Care Central Fund (b)	120,633	49,390,952
Fidelity Industrials Central Fund (b)	123,054	35,048,156
Fidelity Information Technology Central Fund (b)	206,965	83,653,052
Fidelity Materials Central Fund (b)	44,396	8,614,089
Fidelity Real Estate Equity Central Fund (b)	128,185	15,950,004
Fidelity Utilities Central Fund (b)	63,170	12,928,938
iShares S&P 500 Index ETF	79,197	23,641,888

TOTAL DOMESTIC EQUITY FUNDS		408,470,818

International Equity Funds - 15.7%
Fidelity Emerging Markets Equity Central Fund (b)	298,905	62,952,481
Fidelity International Equity Central Fund (b)	1,147,874	89,453,806
iShares Core MSCI Emerging Markets ETF	44,965	2,204,184
iShares MSCI Japan ETF (e)	196,703	11,160,928

TOTAL INTERNATIONAL EQUITY FUNDS		165,771,399

TOTAL EQUITY FUNDS
(Cost $511,838,821)		574,242,217
TOTAL INVESTMENT IN SECURITIES - 101.1%
(Cost $984,835,190)		1,068,873,145
NET OTHER ASSETS (LIABILITIES) - (1.1)%		(11,706,117)
NET ASSETS - 100%		$1,057,167,028

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation/(Depreciation)
Sold
Equity Index Contracts
ICE E-mini MSCI EAFE Index Contracts (United States)	563	Dec. 2019	$53,439,960	$614,933	$614,933

The notional amount of futures sold as a percentage of Net Assets is 5.1%

Security Type Abbreviations

ETF – Exchange-Traded Fund

Legend

 (a) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $2,683,355.

 (b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. A complete unaudited schedule of portfolio holdings for each Fidelity Central Fund is filed with the SEC for the first and third quarters of each fiscal year on Form N-PORT and is available upon request or at the SEC's website at www.sec.gov. An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro-rata share of securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds, other than the Commodity Strategy Central Fund, is available at fidelity.com and/or institutional.fidelity.com, as applicable. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (c) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (d) Investment made with cash collateral received from securities on loan.

 (e) Security or a portion of the security is on loan at period end.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$719,893
Fidelity Commodity Strategy Central Fund	70,832
Fidelity Communication Services Central Fund	113,869
Fidelity Consumer Discretionary Central Fund	207,729
Fidelity Consumer Staples Central Fund	408,482
Fidelity Emerging Markets Debt Central Fund	297,660
Fidelity Emerging Markets Equity Central Fund	605,262
Fidelity Energy Central Fund	282,592
Fidelity Financials Central Fund	971,018
Fidelity Floating Rate Central Fund	385,497
Fidelity Health Care Central Fund	324,120
Fidelity High Income Central Fund	318,131
Fidelity High Income Central Fund 1	384,657
Fidelity Industrials Central Fund	390,372
Fidelity Inflation-Protected Bond Index Central Fund	151,166
Fidelity Information Technology Central Fund	621,565
Fidelity International Credit Central Fund	142,440
Fidelity International Equity Central Fund	2,034,770
Fidelity Materials Central Fund	127,193
Fidelity Money Market Central Fund	527,563
Fidelity Real Estate Equity Central Fund	91,094
Fidelity Securities Lending Cash Central Fund	13,351
Fidelity Utilities Central Fund	246,897
Fidelity VIP Investment Grade Central Fund	8,126,997
Total	$17,563,150

Amounts in the income column in the above table include any capital gain distributions from underlying funds. Amount for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Fiscal year to date information regarding the Fund’s investments in non-Money Market Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Realized Gain (loss)	Change in Unrealized appreciation (depreciation)	Value, end of period	% ownership, end of period
Fidelity Commodity Strategy Central Fund	$5,777,933	$102,652	$359,287	$(35,833)	$142,942	$5,628,407	2.4
Fidelity Communication Services Central Fund	25,254,865	2,435,166	2,690,599	93,322	5,667,548	30,760,302	1.9
Fidelity Consumer Discretionary Central Fund	32,684,891	617,704	3,119,936	475,001	6,257,483	36,915,143	2.0
Fidelity Consumer Staples Central Fund	20,621,637	665,297	1,937,180	(68,609)	4,795,969	24,077,114	1.9
Fidelity Emerging Markets Debt Central Fund	5,313,724	5,632,811	595,608	(16,860)	(22,669)	10,311,398	0.4
Fidelity Emerging Markets Equity Central Fund	22,338,825	45,836,540	6,532,391	(145,028)	1,454,535	62,952,481	3.5
Fidelity Energy Central Fund	15,665,211	472,133	1,435,824	(282,974)	638,998	15,057,544	1.9
Fidelity Financials Central Fund	60,256,487	1,718,984	6,699,000	296,063	11,232,695	66,805,229	2.0
Fidelity Floating Rate Central Fund	10,586,662	456,007	6,189,967	338,629	(15,012)	5,176,319	0.3
Fidelity Health Care Central Fund	49,822,385	898,300	4,409,368	320,733	2,758,902	49,390,952	2.0
Fidelity High Income Central Fund	--	375,242	8,392,582	1,444,968	168,812	10,550,462	0.4
Fidelity High Income Central Fund 1	17,687,634	439,872	686,740	30,532	(517,276)	--	0.0
Fidelity Industrials Central Fund	30,499,994	791,291	3,016,011	153,389	6,619,493	35,048,156	2.0
Fidelity Inflation-Protected Bond Index Central Fund	43,240,395	17,320,928	14,677,736	221,545	1,995,893	48,101,025	3.5
Fidelity Information Technology Central Fund	69,799,551	1,539,893	7,656,551	725,664	19,244,495	83,653,052	1.9
Fidelity International Credit Central Fund	6,252,182	4,492,603	658,661	3,638	722,982	10,812,744	3.6
Fidelity International Equity Central Fund	85,757,636	5,517,667	13,103,309	1,218,230	10,063,582	89,453,806	3.7
Fidelity Materials Central Fund	8,640,671	245,280	898,314	(55,320)	681,772	8,614,089	2.0
Fidelity Real Estate Equity Central Fund	4,299,574	10,659,137	605,531	17,287	1,579,537	15,950,004	3.5
Fidelity Utilities Central Fund	11,312,941	375,009	986,126	37,997	2,189,117	12,928,938	2.0
Fidelity VIP Investment Grade Central Fund	327,746,738	31,685,528	52,630,456	470,454	19,555,471	326,827,735	5.6
	$853,559,936	$132,278,044	$137,281,177	$5,242,828	$95,215,269	$949,014,900

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. U.S. government and government agency obligations are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type as well as broker-supplied prices.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy.

Exchange-Traded Funds (ETFs) are valued at their last sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day but the exchange reports a closing bid level, ETFs are valued at the closing bid and would be categorized as Level 1 in the hierarchy. In the event there was no closing bid, ETFs may be valued by another method that the Board believes reflects fair value in accordance with the Board's fair value pricing policies and may be categorized as Level 2 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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